Property, Plant and Equipment - Schedule of Reconciliation of Changes in Right-of-use Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 533,403	¥ 410,274
Ending balance	481,492	533,403
Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	763,989	590,724
Additions and other increases	24,986	144,950
Disposals and other decreases	(37,286)	(41,341)
Reclassification to assets held for sale (Note 19)		(573)
Foreign currency translation differences	(11,484)	70,228
Ending balance	740,204	763,989
Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(230,586)	(180,450)
Depreciation expenses	(50,656)	(50,954)
Disposals and other decreases	18,437	21,505
Reclassification to assets held for sale (Note 19)		562
Foreign currency translation differences	4,092	(21,249)
Ending balance	(258,712)	(230,586)
Buildings and structures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	521,403	401,437
Ending balance	470,089	521,403
Buildings and structures | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	741,898	573,585
Additions and other increases	18,118	136,969
Disposals and other decreases	(32,499)	(36,468)
Reclassification to assets held for sale (Note 19)		(408)
Foreign currency translation differences	(10,687)	68,220
Ending balance	716,831	741,898
Buildings and structures | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(220,496)	(172,149)
Depreciation expenses	(44,571)	(45,635)
Disposals and other decreases	14,587	17,251
Reclassification to assets held for sale (Note 19)		405
Foreign currency translation differences	3,738	(20,368)
Ending balance	(246,742)	(220,496)
Machinery and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	11,950	8,781
Ending balance	11,373	11,950
Machinery and vehicles | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	21,880	16,818
Additions and other increases	6,867	7,950
Disposals and other decreases	(4,677)	(4,840)
Reclassification to assets held for sale (Note 19)		(38)
Foreign currency translation differences	(795)	1,988
Ending balance	23,275	21,880
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(9,930)	(8,037)
Depreciation expenses	(6,065)	(5,286)
Disposals and other decreases	3,741	4,221
Reclassification to assets held for sale (Note 19)		38
Foreign currency translation differences	352	(865)
Ending balance	(11,902)	(9,930)
Tools, furniture, and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	51	56
Ending balance	30	51
Tools, furniture, and fixtures | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	211	320
Additions and other increases	0	31
Disposals and other decreases	(110)	(33)
Reclassification to assets held for sale (Note 19)		(127)
Foreign currency translation differences	(2)	20
Ending balance	98	211
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(160)	(264)
Depreciation expenses	(19)	(33)
Disposals and other decreases	109	33
Reclassification to assets held for sale (Note 19)		120
Foreign currency translation differences	2	(16)
Ending balance	¥ (68)	¥ (160)